Commitments and Contingencies - Additional Information - Petrojarl I (Detail) - Petrojarl I FPSO [Member] - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2016
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57.0
Estimated cost of project	$ 350.0
Operating lease arrangement period, lessor	5 years
Prepaid Expense		$ 237.8
Purchase obligation due (remainder of 2015)		5.0
Secured long-term loan		$ 171.2